Pension and Other Postretirement Benefits - Schedule of Net Periodic Benefit Cost and Weighted-Average Assumptions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost	$ 50,451	$ 38,172	$ 48,141
Weighted-average assumptions (net benefit cost)
Discount rate	4.50%	4.25%
Expected return on plan assets	7.25%	7.75%
Weighted-average rate of compensation increase	3.25%	2.75%
Qualified Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 25,123	$ 21,360	23,056
Interest cost	44,229	43,440	37,607
Expected return on plan assets	(57,808)	(53,342)	(49,840)
Amortization of net actuarial loss	32,743	22,873	32,261
Net periodic benefit cost	$ 44,287	$ 34,331	$ 43,084
Weighted-average assumptions (net benefit cost)
Discount rate	4.25%	5.00%	4.25%
Expected return on plan assets	7.75%	7.75%	8.00%
Weighted-average rate of compensation increase	2.75%	3.25%	2.75%
SERP [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 320	$ 292	$ 373
Interest cost	1,695	1,745	1,535
Amortization of net actuarial loss	1,293	783	971
Net periodic benefit cost	$ 3,308	$ 2,820	$ 2,879
Weighted-average assumptions (net benefit cost)
Discount rate	4.25%	5.00%	4.25%
Expected return on plan assets	7.75%	7.75%	8.00%
Weighted-average rate of compensation increase	2.75%	3.25%	2.75%
PBOP [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 1,641	$ 1,101	$ 1,220
Interest cost	2,999	2,829	2,482
Expected return on plan assets	(3,464)	(3,264)	(2,824)
Amortization of prior service cost	1,335	355	355
Amortization of net actuarial loss	345		945
Net periodic benefit cost	$ 2,856	$ 1,021	$ 2,178
Weighted-average assumptions (net benefit cost)
Discount rate	4.25%	5.00%	4.25%
Expected return on plan assets	7.75%	7.75%	8.00%